Consolidated Statements of Cash Flows $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2017 MXN ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)
Operating activities
Profit before income tax	$ 57,096,844	$ 2,888	$ 23,477,595	$ 56,140,433
Items not requiring the use of cash:
Depreciation	135,206,080	6,833	127,662,344	110,155,403
Amortization of intangible and other assets	24,968,862	1,262	20,863,577	15,559,332
Equity interest in net loss (income) of associated companies	(91,385)	(5)	(189,950)	1,426,696
Gain on derecognition of equity method investment				(11,988,038)
Loss on sale of property, plant and equipment	145,225	7	8,059	127,379
Net period cost of labor obligations	13,636,182	689	14,240,271	9,278,081
Foreign currency exchange loss, net	11,699,985	591	34,049,726	59,251,486
Interest income	(2,925,648)	(148)	(4,192,595)	(4,853,012)
Interest expense	30,300,781	1,531	33,862,012	31,197,372
Employee profit sharing	1,751,312	89	2,235,267	3,311,887
Loss on partial sales of shares of associated company				545
(Gain) loss in valuation of derivative financial instruments, capitalized interest expense and other, net	(19,010,851)	(961)	85,216	(18,313,877)
Working capital changes:
Accounts receivable from subscribers, distributors, recoverable taxes and other, net	1,799,095	91	(14,192,651)	(17,641,833)
Prepaid expenses	4,588,584	232	792,979	(1,765,071)
Related parties	(558,651)	(28)	829,632	113,662
Inventories	(2,991,009)	(151)	3,076,159	(83,902)
Other assets	(4,763,394)	(241)	(2,944,581)	(8,378,977)
Employee benefits	(14,692,218)	(743)	(5,384,944)	(3,058,536)
Accounts payable and accrued liabilities	5,190,137	262	18,196,349	(6,269,338)
Employee profit sharing paid	(1,471,946)	(74)	(3,297,439)	(4,055,711)
Financial instruments and other	1,515,668	77	28,878,632	(1,882,540)
Deferred revenues	(452,913)	(23)	(972,376)	782,803
Interest received	819,940	41	3,239,845	5,275,303
Income taxes paid	(23,988,305)	(1,211)	(44,525,073)	(50,602,556)
Net cash flows (used in) provided by operating activities	217,772,375	11,008	235,798,054	163,726,991
Investing activities
Purchase of property, plant and equipment	(119,185,137)	(6,024)	(138,707,157)	(128,039,913)
Acquisition of intangibles	(17,538,541)	(886)	(16,316,738)	(23,532,826)
Dividends received	2,385,559	121	5,740,092	1,645,712
Proceeds from sale of plant, property and equipment	133,349	7	115,600	27,329
Acquisition of businesses, net of cash acquired	(6,878,793)	(348)	(1,823,813)	(3,457,153)
Partial sale of shares of associated company	340,040	17		633,270
Proceeds from repayment of related party loan				21,000,000
Investments in associate companies			(3,487)	(177,965)
Net cash flows provided by (used in) investing activities	(140,743,523)	(7,113)	(150,995,503)	(131,901,546)
Financing activities
Loans obtained	143,607,726	7,258	64,281,631	189,073,791
Repayment of loans	(171,041,215)	(8,644)	(125,672,444)	(133,110,776)
Interest paid	(31,196,441)	(1,577)	(32,125,872)	(32,830,432)
Repurchase of shares	(1,233,371)	(62)	(7,021,247)	(34,443,084)
Dividends paid	(16,091,390)	(813)	(13,809,957)	(37,359,600)
Derivative financial instruments	(71,474)	(4)	(351,213)	(503,444)
Partial sale of shares in subsidiary			6,323,336
Acquisition of non-controlling interests	(11,930)	(1)	(2,280,278)	(1,031,049)
Net cash flows (used in) financing activities	(76,038,095)	(3,843)	(110,656,044)	(50,204,594)
Net (decrease) increase in cash and cash equivalents	990,757	52	(25,853,493)	(18,379,149)
Adjustment to cash flows due to exchange rate fluctuations, net	61,333	3	3,911,844	(2,934,522)
Cash and cash equivalents at beginning of the period	23,218,383	1,172	45,160,032	66,473,703
Cash and cash equivalents at end of the period	24,270,473	1,227	23,218,383	45,160,032
Non-cash transactions related to:
Acquisitions of property, plant and equipment in accounts payable at end of year	$ 18,869,210	$ 954	$ 13,497,804	$ 12,785,347